CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash and cash equivalents at the beginning of the year	€ 1,344,146	€ 1,362,406	€ 897,946
Cash flows from operating activities:
Profit before taxes	1,177,766	1,042,231	667,035
Amortization and depreciation	546,225	455,989	426,637
Provision accruals	72,331	30,284	25,805
Result from investments	(6,175)	(6,896)	(4,647)
Net finance costs	49,616	33,257	49,092
Other non-cash expenses, net	46,653	23,941	39,073
Change in inventories	(153,890)	(81,309)	(67,797)
Change in trade receivables	(48,400)	1,771	44,477
Change in trade payables	103,981	72,568	8,594
Change in receivables from financing activities	(187,890)	(122,746)	(69,376)
Change in other operating assets and liabilities	140,008	(29,840)	(137,313)
Finance income received	5,158	1,679	2,109
Finance costs paid	(37,351)	(29,202)	(54,427)
Income tax paid	(304,692)	(109,001)	(91,051)
Total cash flows from operating activities	1,403,340	1,282,726	838,211
Cash flows used in investing activities:
Investments in property, plant and equipment	(347,725)	(352,316)	(357,018)
Investments in intangible assets	(456,894)	(384,827)	(351,978)
Investments in joint ventures	(1,367)	0	0
Proceeds from the sale of property, plant and equipment and intangible assets	578	4,405	969
Total cash flows used in investing activities	(805,408)	(732,738)	(708,027)
Cash flows (used in)/from financing activities:
Proceeds from securitizations, net of repayments	146,100	71,444	44,126
Net change in other debt	11,241	(8,037)	18,081
Repayment of lease liabilities	(16,500)	(21,605)	(20,035)
Net change in borrowings to banks and other financial institutions	(46,091)	121,385	(1,740)
Repayment of bonds and notes	0	(500,000)	0
Proceeds from bonds and notes	0	149,495	640,073
Dividends paid to owners of the parent	(249,522)	(160,101)	(208,100)
Dividends paid to non-controlling interests	(2,266)	(1,354)	(2,929)
Share repurchases	(396,522)	(230,899)	(129,793)
Total cash flows (used in)/from financing activities	(553,560)	(579,672)	339,683
Translation exchange differences	383	11,424	(5,407)
Total change in cash and cash equivalents	44,755	(18,260)	464,460
Cash and cash equivalents at the end of the year	€ 1,388,901	€ 1,344,146	€ 1,362,406